Main Page (1)
	TYPE              13F-HR
	PERIOD            12/31/02
	FILER
		CIK         0001003279
		CCC         2qqjqjd$
	SUBMISSION-CONTACT
		NAME        D. Gonzales
		PHONE       312-621-6111

Attached Documents Page (2)
						FORM 13F
						FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2002
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Fortaleza Asset Management, Inc.
Address: 	200 West Adams, Suite 2000
         	Chicago, Illinois  60606

13F File Number: 28-5120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Diana Gonzales
Title:	Corporate Secretary
Phone:	312-621-6111


Signature, Place, and Date of Signing:

    Diana Gonzales    Chicago, Illinois     February 12, 2003

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Totals:		77

Form 13F Information Table Value Totals:		$123,255

List of Other Included Managers:

No.    13F File Number                          Name

                                                       Form 13F Information Table
                                                  Value   Shares/ Sh/     Put/    Invstmt Other  Voting Authority
Name of Issuer               Title of ClCusip  (x$1000)Prn Amt Prn  Call  Dscretn ManagersSole Shared  None
-----------------------------------------------------------------------------------------------------------
Affymetrix Inc.              common     00826T108        2144   93650sh  sole      54650  0   39000
Amsurg Corporation           common     03232P405        1814   88800sh  sole      51700  0   37100
Aeroflex, Inc.               common     007768104         461   66850sh  sole      31900  0   34950
Alliant Techsystems          common     018804104        3002   48150sh  sole      27800  0   20350
ATMI, Inc.                   common     00207R101         788   42550sh  sole      25450  0   17100
Benchmark Electronics        common     08160H101          11     390sh  sole        390  0       0
Brown & Brown                common     115236101        3167   98000sh  sole      57200  0   40800
Caci Incorporated            cl-a       127190304        2477   69500sh  sole      40500  0   29000
Cheesecake Factory           common     163072101        1945   53800sh  sole      32250  0   21550
Celgene Corp.                common     151020104        2570  119700sh  sole      71050  0   48650
Cephalon, Inc.               common     156708109        3027   62200sh  sole      35600  0   26600
Cumulus Media                cl-a       231082108        1711  115400sh  sole      66000  0   49400
Caremark RX                  common     141705103          11     700sh  sole        700  0       0
Corinthian Colleges          cl-a       218868107        1304   34450sh  sole      20050  0   14400
Coach, Inc.                  common     189754104        2084   63300sh  sole      35400  0   27900
Cognizant Technologies       cl-a       192446102        1632   22600sh  sole      13200  0    9400
Cymer                        common     232572107        2596   80500sh  sole      46600  0   33900
Cytyc Corporation            common     232946103        1721  168700sh  sole      99100  0   69600
Doral Financial              common     25811P100        1381   48300sh  sole      28200  0   20100
Duane Reade                  common     263578106        1067   62750sh  sole      36950  0   25800
Electro Scientific           common     285229100        1398   69900sh  sole      44100  0   25800
Employee Solutions           common     292166105           0     477sh  sole        477  0       0
Evergreen Resources, Inc.    common     299900308        2942   65600sh  sole      38000  0   27600
Exar Corporation             common     300645108        1176   94800sh  sole      55600  0   39200
FTI Consulting               common     302941109        2943   73300sh  sole      42200  0   31100
Flir Systems                 common     302445101        3833   78550sh  sole      44950  0   33600
Freds Inc.                   cl-a       356108100        2542   98925sh  sole      57825  0   41100
Gymboree                     common     403777105        1301   82000sh  sole      46100  0   35900
Hollywood Entertainment      common     436141105         980   64900sh  sole      37800  0   27100
Hot Topic, Inc.              common     441339108          10     450sh  sole        450  0       0
Hovnanian Enterprises, Inc.  cl-a       442487203        1046   33000sh  sole      19300  0   13700
Heartland Express            common     422347104        1737   75800sh  sole      44800  0   31000
Hyperion Solutions Corp.     common     44914M104        2120   82600sh  sole      45600  0   37000
Identix, Inc.                common     451906101         957  185800sh  sole     109100  0   76700
IDEC Pharmaceuticals Corp.   common     449370105           5     150sh  sole        150  0       0
JDA Software                 common     46612K108         930   96250sh  sole      48950  0   47300
J & J Snack Foods            common     466032109        2030   56850sh  sole      32950  0   23900
King Pharmaceuticals         common     495582108          10     566sh  sole        566  0       0
Krispy Kreme Doughnuts, Inc. common     501014104        1813   53700sh  sole      31300  0   22400
Kensey Nash Corp.            common     490057106        1407   77000sh  sole      44900  0   32100
Kroll, Inc.                  common     501049100        1954  102400sh  sole      59800  0   42600
Kronos, Inc.                 common     501052104        2330   63000sh  sole      36900  0   26100
Landry's Seafood             common     51508L103        1170   55100sh  sole      22400  0   32700
Lifepoint Hospitals, Inc.    common     53219L109        2263   75600sh  sole      43500  0   32100
Mercury Interactive Corp.    common     589405109        2170   73200sh  sole      38700  0   34500
Myriad  Genetics             common     62855J104           5     325sh  sole        325  0       0
Newport Corporation          common     651824104        1059   84300sh  sole      48200  0   36100
NPS Pharmaceuticals          common     62936P103          10     400sh  sole        400  0       0
Netscreen Technologies, Inc. common     64117V107        1482   88000sh  sole      48400  0   39600
O'Reilly Auto                common     686091109          11     450sh  sole        450  0       0
OSI Pharmaceuticals          common     671040103         940   57300sh  sole      36400  0   20900
OSI Systems                  common     671044105        2072  122000sh  sole      70500  0   51500
Pediatrix Medical Group      common     705324101        3291   82150sh  sole      47750  0   34400
PEC Solutions                common     705107100        2885   96500sh  sole      55700  0   40800
Petco Animal Supplies, Inc.  common     716016209        2527  107800sh  sole      62700  0   45100
PF Changs China Bistro       common     69333Y108        1746   48100sh  sole      28100  0   20000
American Italian Pasta Co.   cl-a       027070101           9     250sh  sole        250  0       0
Panera Bread                 cl-a       69840W108        2141   61500sh  sole      36300  0   25200
Power Integration            common     739276103        1827  107500sh  sole      64200  0   43300
Portfolio Recovery           common     73640Q105        1438   78800sh  sole      46200  0   32600
PrivateBancorp, Inc.         common     742962103        1730   45700sh  sole      28400  0   17300
Regis Corporation            common     758932107        2407   92600sh  sole      55100  0   37500
Sterling Bancshares, Inc.    common     858907108        1967  160975sh  sole      94525  0   66450
Scios, Inc.                  common     808905103        3224   98950sh  sole      58150  0   40800
Safenet, Inc.                common     78645R107        1303   51400sh  sole      31900  0   19500
Southwest Bancorp            common     84476R109        1844   64000sh  sole      38300  0   25700
Intrado, Inc.                common     46117A100         584   59600sh  sole      36700  0   22900
Veeco Instruments            common     922417100           6     500sh  sole        500  0       0
Ventana Medical Systems      common     92276H106           5     200sh  sole        200  0       0
Websense, Inc.               common     947684106        2164  101300sh  sole      59300  0   42000
Webex, Inc.                  common     94767L109        1297   86475sh  sole      50175  0   36300
W Holding Company, Inc.      common     929251106        1838  112000sh  sole      64500  0   47500
Wright Medical               common     98235T107        2966  169900sh  sole      95800  0   74100
Williams-Sonoma              common     969904101        1447   53300sh  sole      31300  0   22000
Wintrust Financial           common     97650W108        1340   42800sh  sole      25500  0   17300
XTO Energy, Inc.             common     98385X106        2230   90268sh  sole      52893  0   37375
Zoran Corporation            common     98975F101        1480  105200sh  sole      62000  0   43200